Accounts Receivable, Net - Summary of Movements of Expected Credit Loss Provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable Additional Disclosures [Abstract]
Balance at beginning of the period	¥ (1,609)	¥ 0
Additions	(6,788)	(1,609)
Balance at end of the period	¥ (8,397)	¥ (1,609)